Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
27. Commitments and Contingencies Disclosure
Contractual commitments (excluding pensions and other post-retirement obligations, convertible debentures, long-term debt and AROs) for each of the next five years and in aggregate thereafter millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Transportation
(1)
$

563 $

437 $

372 $

323 $

297 $

2,627 $

4,619
Purchased power
(2)

231

227

244

242

235

1,967

3,146
Fuel, gas supply and storage

694

104

45

40

25 -

908
Capital Projects

359

93 3 1 1 -

457
Long-term service agreements
(3)

49

66

47

32

26

83

303
Equity investment commitments
(4)

240 - - - - -

240
Leases and other
(5)

15

14

14

12 4

116

175
Demand side management

44 1 1 - - -

46
$

2,195 $

942 $

726 $

650 $

588 $

4,793 $

9,894
(1)

Purchasing commitments for transportation of

fuel and transportation capacity on various pipelines. Includes a commitment of
$ 142

million related to a gas transportation contract between

PGS and SeaCoast through 2040.
(2)

Annual requirement to purchase electricity

production from IPPs or other utilities over

varying contract lengths.
(3)

Maintenance of certain generating equipment,

services related to a generation facility and

wind operating agreements,
outsourced management of computer and communication

infrastructure and vegetation management.
(4)

Emera has a commitment to make equity

contributions to the LIL.

(5)

Includes operating lease agreements for buildings,

land, telecommunications services and rail cars, transmission rights and
investment commitments.